Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets	COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	December 31, 2024	December 31, 2023
Original cost:
Technology	$405,004	$406,391
Customer relations	388,112	390,511
Trademarks and other	207,011	207,375
	1,000,127	1,004,277
Accumulated amortization:
Technology	272,035	259,956
Customer relations	176,702	162,728
Trademarks and other	196,630	191,073
	645,367	613,757
Amortized cost	$354,760	$390,520

Estimated Aggregate Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2025		$32,265
2026		32,719
2027		31,690
2028		28,316
2029		25,062
2030	and thereafter	204,708
		$354,760

Schedule Of Goodwill
Changes in goodwill during 2024 were as follows:

	Aerospace	C4I and Cyber	ISTAR and EW	Land	ESA	Total
Balance, at January 1, 2024	$63,188	$316,655	$133,228	$571,866	$414,128	$1,499,065
Sale of a subsidiary (1)	—	—	—	(3,211)	—	(3,211)
Net translation differences (2)	(2,333)	—	(2,936)	—	—	(5,269)
Balance, at December 31, 2024	$60,855	$316,655	$130,292	$568,655	$414,128	$1,490,585

(1)See Note 1D(1).
(2)Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.